Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Net earnings	$ 60.6	$ 70.3	$ 98.9
Items that will not be reclassified to net earnings:
Losses on pension and non-pension post-employment benefit plans	(9.3)	(8.7)	(54.9)
Items that may be reclassified to net earnings:
Currency translation differences for foreign operations	4.3	(0.2)	0.1
Total comprehensive income	59.7	64.5	24.2
Currency forward
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	8.5	10.8	(15.5)
Interest rate swap
Items that may be reclassified to net earnings:
Changes from derivatives designated as hedges	$ (4.4)	$ (7.7)	$ (4.4)